Balance Sheet and Reserve Movement of the Company (Balance Sheet) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Lease prepayments and other non-current assets	¥ 858,283	¥ 747,249
Property, plant and equipment	11,646,390	12,866,428	¥ 13,474,287
Investment properties	376,739	391,266	380,429
Construction in progress	1,559,401	1,001,118
Investments accounted for using the equity method	4,527,133	4,452,044
Deferred income tax assets	119,075	119,307
Non-current assets	19,087,021	19,577,412
Current assets
Inventories	8,120,875	6,597,598
Financial assets at fair value through other comprehensive income	1,672,431	0
Financial assets at fair value through profit or loss	2,727,279	0
Trade receivables	81,990	386,480
Bills receivable	0	1,090,479
Other receivables	105,803	83,551
Prepayments	38,025	228,269
Amounts due from related parties	2,286,249	1,975,408
Cash and cash equivalents	8,741,893	7,504,266	¥ 5,440,623	¥ 1,077,430
Time deposits with financial institutions	1,500,000	2,000,000
Current assets	25,298,876	19,866,051
Total assets	44,385,897	39,443,463
Equity and liabilities
Share capital	10,823,814	10,814,177
Reserves	19,522,249	17,416,056
Equity attributable to owners of the Company	30,346,063	28,230,233
Non-current liabilities
Deferred income	10,442	5,679
Current liabilities
Borrowings	497,249	606,157
Financial liabilities at fair value through profit or loss	11,005	1,516
Contract liabilities	446,702	0
Advance from customers	0	470,865
Trade payables	2,922,998	1,908,457
Other payables	5,167,230	3,568,817
Amounts due to related parties	4,567,814	3,731,687
Income tax payable	300,016	634,745
Current liabilities	13,913,014	10,922,244
Total liabilities	13,923,456	10,927,923
Total equity and liabilities	44,385,897	39,443,463
The Company [member]
Non-current assets
Lease prepayments and other non-current assets	813,119	671,355
Property, plant and equipment	11,435,270	12,618,633
Investment properties	408,366	423,941
Construction in progress	1,559,401	1,000,924
Investments in subsidiaries	1,718,007	1,673,120
Investments accounted for using the equity method	3,869,433	3,853,209
Deferred income tax assets	109,137	111,929
Non-current assets	19,912,733	20,353,111
Current assets
Inventories	7,500,683	5,971,505
Financial assets at fair value through other comprehensive income	714,599	0
Financial assets at fair value through profit or loss	2,526,053	0
Trade receivables	170,205	2,983
Bills receivable	0	795,863
Other receivables	92,999	124,875
Prepayments	1,862	211,624
Amounts due from related parties	1,953,459	1,798,138
Cash and cash equivalents	7,619,013	6,268,493
Time deposits with financial institutions	1,500,000	2,000,000
Current assets	22,078,873	17,173,481
Total assets	41,991,606	37,526,592
Equity and liabilities
Share capital	10,823,814	10,814,177
Reserves	19,318,245	17,403,339
Equity attributable to owners of the Company	30,142,059	28,217,516
Non-current liabilities
Deferred income	10,442	5,679
Current liabilities
Borrowings	431,649	518,000
Financial liabilities at fair value through profit or loss	9,799	0
Contract liabilities	403,967	0
Advance from customers	0	400,627
Trade payables	1,349,533	890,459
Other payables	5,038,548	3,348,432
Amounts due to related parties	4,310,659	3,530,044
Income tax payable	294,950	615,835
Current liabilities	11,839,105	9,303,397
Total liabilities	11,849,547	9,309,076
Total equity and liabilities	¥ 41,991,606	¥ 37,526,592